Significant Accounting Policies (Details) - Schedule of fair value of warrant liabilities regarding Level 3 fair value measurements - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of fair value of warrant liabilities regarding Level 3 fair value measurements [Abstract]
Warrant liabilities		$ 533,319		$ 533,319	$ 611,178
Change in fair value of warrants liabilities	$ (106,063)	$ (38,214)	$ (10,740)	$ (10,740)	(77,859)
Warrant liabilities			$ 522,579		$ 533,319